Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss per Share of Common Stock

The following table sets forth the computation of basic and diluted net loss per share of common stock (in thousands, except shares and per share data):

	Year ended December 31,
	2020	2019
Net loss	$(12,334)	$(23,676)
Weighted-average common shares outstanding, basic and diluted	7,738,355	4,706,775
Net loss per share, basic and diluted	$(1.59)	$(5.03)

Schedule of Anti-Dilutive Common Stock Equivalents Excluded from the Calculation of Diluted Net Loss Per Share

The following table sets forth the outstanding potentially dilutive securities determined using the treasury stock method that have been excluded in the calculation of diluted net loss per share because to do so would be anti-dilutive (in common stock equivalent shares):

	Year ended December 31,
	2020	2019
Stock options to purchase common stock	1,099,855	518,468
Warrants to purchase common stock	3,371,875	3,271,875
Total	4,471,730	3,790,343